Significant Accounting Judgements, Estimates and Assumptions - Schedule of Asset Retirement Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Asset Retirement Obligation [Abstract]
As at 1 January	$ 2,124,299	$ 2,056,259
Asset retirement obligation – accretion expense	70,291	68,040
As at 31 December	$ 2,194,590	$ 2,124,299